Other operating income and other operating expenses	12 Months Ended
Dec. 31, 2020
Other operating income and other operating expenses
Other operating income and other operating expenses

41. Other operating income and other operating expenses

Other operating income and other operating expenses in the consolidated income statement include:

	2018	2019	2020

Other operating income:
Other operating income	748	1,553	1,651
	748	1,553	1,651
Other operating expenses:
IPAB fund contribution	(3,134)	(3,353)	(3,859)
Other operating expenses	(1,259)	(1,792)	(1,354)
	(4,393)	(5,145)	(5,213)

On January 19, 1999, IPAB was created in order to establish a bank savings protection system in favor of depositors that perform guaranteed banking transactions, and to regulate financial support granted to full service banking institutions in order to protect the interests of depositors.

IPAB’s resources come from the mandatory contributions paid by financial entities, according to the risk to which they are exposed. Such contributions are calculated based on the capitalization level of each financial group and other indicators set forth in IPAB’s bylaws issued by its board of directors. These contributions must be equivalent to one-twelfth of four-thousandths of the monthly average of the daily balances of funding activities of the applicable month.